Columbia Funds Series Trust II

225 Franklin Street

Boston, MA 02110

January 2, 2015

VIA EDGAR

Ms. Deborah O’Neal-Johnson

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	Columbia Funds Series Trust II

Columbia Marsico Flexible Capital Fund

Post-Effective Amendment No. 122

File No. 333-131683 /811-21852

Dear Ms. O’Neal-Johnson:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and Statement of Additional Information for the above-referenced fund does not differ from that contained in Registrant’s Post-Effective Amendment No. 122 (Amendment). This Amendment was filed electronically on December 22, 2014.

If you have any questions regarding this filing, please contact either the undersigned at 617-385-9536 or Andrew Kirn at 612-678-9052.

Sincerely,

/s/ Ryan C. Larrenaga
Ryan C. Larrenaga
Secretary
Columbia Funds Series Trust II